FORD CREDIT AUTO OWNER TRUST 2006-A
MONTHLY INVESTOR REPORT

Collection Period                                                   August, 2006
Payment Date                                                           9/15/2006
Transaction Month                                                              7

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-131003 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                         WEIGHTED
                                                    # OF               AVG REMAINING
                         DOLLAR AMOUNT           RECEIVABLES          TERM AT CUTOFF
                       -----------------   ----------------------   ------------------
Initial Pool Balance   $3,164,999,892.01                  187,903            52 months

                                                    NOTE                   LEGAL
                         DOLLAR AMOUNT          INTEREST RATE         FINAL MATURITY
                       -----------------   ----------------------   ------------------
Original Securities:
   Class A-1 Notes     $  540,000,000.00                   4.7248%   November 15, 2006
   Class A-2 A Notes   $  500,000,000.00                    5.040%  September 15, 2008
   Class A-2 B Notes   $  549,951,000.00   one-month LIBOR + 0.01%  September 15, 2008
   Class A-3 Notes     $  901,239,000.00                    5.050%      March 15, 2010
   Class A-4 Notes     $  316,809,000.00                    5.070%   December 15, 2010
   Class B Notes       $   88,674,000.00                    5.290%      April 15, 2011
   Class C Notes       $   59,116,000.00                    5.480%  September 15, 2011
   Class D Notes       $   59,116,000.00                    7.210%     August 15, 2012
                       -----------------
      Total            $3,014,905,000.00

II. AVAILABLE FUNDS

INTEREST:
   Interest Collections                                                $ 13,674,726.65

PRINCIPAL:
   Principal Collections                                               $ 57,804,768.41
   Prepayments in Full                                                 $ 37,917,016.93
   Liquidation Proceeds                                                $  1,488,749.36
   Recoveries                                                          $     21,400.52
                                                                       ---------------
      SUB TOTAL                                                        $ 97,231,935.22
                                                                       ---------------

COLLECTIONS                                                            $110,906,661.87

PURCHASE AMOUNTS:
   Purchase Amounts Related to Principal                               $    115,823.90
   Purchase Amounts Related to Interest                                $      1,034.44
                                                                       ---------------
      SUB TOTAL                                                        $    116,858.34
Clean-up Call                                                          $          0.00
                                                                       ---------------
AVAILABLE COLLECTIONS                                                  $111,023,520.21
Reserve Account Draw Amount                                            $          0.00
Net Swap Receipt - Tranche A-2b                                        $    189,106.63
                                                                       ---------------
AVAILABLE FUNDS                                                        $111,212,626.84

FORD CREDIT AUTO OWNER TRUST 2006-A
MONTHLY INVESTOR REPORT

Collection Period                                                   August, 2006
Payment Date                                                           9/15/2006
Transaction Month                                                              7

III. DISTRIBUTIONS

                                      CALCULATED                                   CARRYOVER      REMAINING
AVAILABLE FUNDS                         AMOUNT         AMOUNT PAID     SHORTFALL   SHORTFALL   AVAILABLE FUNDS
---------------                     --------------   ---------------   ---------   ---------   ---------------
Owner Trustee Fees and Expenses     $         0.00   $          0.00     $0.00       $0.00     $111,212,626.84
Indenture Trustee Fees and          $         0.00   $          0.00     $0.00       $0.00     $111,212,626.84
Servicing Fee                       $ 2,053,847.51   $  2,053,847.51     $0.00       $0.00     $109,158,779.33
Net Swap Payment - Tranche A-2 B    $         0.00   $          0.00     $0.00       $0.00     $109,158,779.33
Interest - Class A-1 Notes          $         0.00   $          0.00     $0.00       $0.00     $109,158,779.33
Interest - Class A-2 A Notes        $ 1,757,666.15   $  1,757,666.15     $0.00       $0.00     $107,401,113.18
Interest - Class A-2 B Notes        $ 2,116,613.40   $  2,116,613.40     $0.00       $0.00     $105,284,499.78
Interest - Class A-3 Notes          $ 3,792,714.13   $  3,792,714.13     $0.00       $0.00     $101,491,785.65
Interest - Class A-4 Notes          $ 1,338,518.03   $  1,338,518.03     $0.00       $0.00     $100,153,267.62
Swap Termination Payment            $         0.00   $          0.00     $0.00       $0.00     $100,153,267.62
First Priority Principal Payment    $         0.00   $          0.00     $0.00       $0.00     $100,153,267.62
Interest - Class B Notes            $   390,904.55   $    390,904.55     $0.00       $0.00     $ 99,762,363.07
Second Priority Principal Payment   $         0.00   $          0.00     $0.00       $0.00     $ 99,762,363.07
Interest - Class C Notes            $   269,963.07   $    269,963.07     $0.00       $0.00     $ 99,492,400.00
Third Priority Principal Payment    $36,472,737.37   $ 36,472,737.37     $0.00       $0.00     $ 63,019,662.63
Interest - Class D Notes            $   355,188.63   $    355,188.63     $0.00       $0.00     $ 62,664,474.00
Reserve Account Deposit             $         0.00   $          0.00     $0.00       $0.00     $ 62,664,474.00
Regular Principal Payment           $66,954,932.33   $ 62,664,474.00     $0.00       $0.00     $          0.00
Additional Trustee Fees and         $         0.00   $          0.00     $0.00       $0.00     $          0.00
Residual Released to Depositor      $         0.00   $          0.00     $0.00       $0.00     $          0.00
                                                     ---------------
TOTAL                                                $111,212,626.84

                                                  PRINCIPAL PAYMENT:
                                                     First Priority Principal Payment          $         0.00
                                                     Second Priority Principal Payment         $         0.00
                                                     Third Priority Principal Payment          $36,472,737.37
                                                     Regular Principal Payment                 $62,664,474.00
                                                                                               --------------
                                                     TOTAL                                     $99,137,211.37

IV. NOTEHOLDER PAYMENTS

                     NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS             TOTAL PAYMENT
                    ------------------------------   ------------------------------   -------------------------------
                                     PER $1,000 OF                    PER $1,000 OF                     PER $1,000 OF
                                        ORIGINAL                         ORIGINAL                          ORIGINAL
                        ACTUAL          BALANCE          ACTUAL          BALANCE           ACTUAL          BALANCE
                    --------------   -------------   --------------   -------------   ---------------   -------------
Class A-1 Notes     $         0.00          $ 0.00   $         0.00           $0.00   $          0.00          $ 0.00
Class A-2 A Notes   $47,210,399.04          $94.42   $ 1,757,666.15           $3.52   $ 48,968,065.19          $97.94
Class A-2 B Notes   $51,926,812.33          $94.42   $ 2,116,613.40           $3.85   $ 54,043,425.73          $98.27
Class A-3 Notes     $         0.00          $ 0.00   $ 3,792,714.13           $4.21   $  3,792,714.13          $ 4.21
Class A-4 Notes     $         0.00          $ 0.00   $ 1,338,518.03           $4.23   $  1,338,518.03          $ 4.23
Class B Notes       $         0.00          $ 0.00   $   390,904.55           $4.41   $    390,904.55          $ 4.41
Class C Notes       $         0.00          $ 0.00   $   269,963.07           $4.57   $    269,963.07          $ 4.57
Class D Notes       $         0.00          $ 0.00   $   355,188.63           $6.01   $    355,188.63          $ 6.01
                    --------------          ------   --------------           -----   ---------------          ------
TOTAL               $99,137,211.37          $32.88   $10,021,567.96           $3.32   $109,158,779.33          $36.21

FORD CREDIT AUTO OWNER TRUST 2006-A
MONTHLY INVESTOR REPORT

Collection Period                                                   August, 2006
Payment Date                                                           9/15/2006
Transaction Month                                                              7

V. NOTE BALANCE AND POOL INFORMATION

                                           BEGINNING OF                           END OF PERIOD
                                          PERIOD BALANCE       NOTE FACTOR           BALANCE           NOTE FACTOR
                                        -----------------   -----------------   -----------------   -----------------
Class A-1 Notes                         $            0.00           0.0000000   $            0.00           0.0000000
Class A-2 A Notes                       $  418,491,941.65           0.8369839   $  371,281,542.61           0.7425631
Class A-2 B Notes                       $  460,300,123.61           0.8369839   $  408,373,311.28           0.7425631
Class A-3 Notes                         $  901,239,000.00           1.0000000   $  901,239,000.00           1.0000000
Class A-4 Notes                         $  316,809,000.00           1.0000000   $  316,809,000.00           1.0000000
Class B Notes                           $   88,674,000.00           1.0000000   $   88,674,000.00           1.0000000
Class C Notes                           $   59,116,000.00           1.0000000   $   59,116,000.00           1.0000000
Class D Notes                           $   59,116,000.00           1.0000000   $   59,116,000.00           1.0000000
                                        -----------------           ---------   -----------------   -----------------
TOTAL                                   $2,303,746,065.26           0.7641190   $2,204,608,853.89           0.7312366

POOL INFORMATION
Weighted Average APR                                                    6.599%                                  6.596%
Weighted Average Remaining Term                                         47.53                                   46.78
Number of Receivables Outstanding                                     153,623                                 148,619
Pool Balance                                                $2,464,617,008.23                       $2,366,393,179.13
Adjusted Pool Balance (Pool Balance -
   YSOC Amount)                                             $2,299,601,987.76                       $2,208,157,327.89
Pool Factor                                                         0.7787100                               0.7476756

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance                                                                           $   15,824,999.46
Targeted Credit Enhancement Amount                                                                  $   23,663,931.79
Yield Supplement Overcollateralization Amount                                                       $  158,235,851.24
Targeted Overcollateralization Amount                                                               $  166,074,783.57
Actual Overcollateralization Amount (EOP Pool Balance
   -EOP Note Balance)                                                                               $  161,784,325.24

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                   $   15,824,999.46
Reserve Account Deposits Made                                                                                    0.00
Reserve Account Draw Amount                                                                                      0.00
                                                                                                    -----------------
Ending Reserve Account Balance                                                                      $   15,824,999.46
Change in Reserve Account Balance                                                                   $            0.00
Specified Reserve Balance                                                                           $   15,824,999.46

FORD CREDIT AUTO OWNER TRUST 2006-A
MONTHLY INVESTOR REPORT

Collection Period                                                   August, 2006
Payment Date                                                           9/15/2006
Transaction Month                                                              7

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                     # OF
                                                                 RECEIVABLES       AMOUNT
                                                                 -----------   --------------
Realized Loss                                                            870   $   897,980.18
(Recoveries)                                                              29   $    21,400.52
                                                                               --------------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                       $   876,579.66
Cumulative Net Losses Last Collection                                          $ 2,291,024.46
                                                                               --------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                               $ 3,167,604.12

Ratio of Net Losses for Current Collection Period
   to Beginning of Period Pool Balance (annualized)                                      0.43%

DELINQUENT RECEIVABLES:

                                                        % OF         # OF
                                                      EOP POOL   RECEIVABLES       AMOUNT
                                                      --------   -----------   --------------
31-60 Days Delinquent                                    0.93%         1,259   $22,073,479.90
61-90 Days Delinquent                                    0.09%           123   $ 2,211,697.97
91-120 Days Delinquent                                   0.02%            24   $   450,504.76
Over 120 Days Delinquent                                 0.02%            20   $   408,854.99
                                                         ----          -----   --------------
TOTAL DELINQUENT RECEIVABLES                             1.02%         1,426   $25,144,537.62

REPOSSESION INVENTORY:
Repossesed in the Current Collection Period                              113   $ 1,866,785.87
Total Repossesed Inventory                                               117   $ 2,298,753.53

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE
   FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                     0.3168%
Preceding Collection Period                                                            0.3215%
Current Collection Period                                                              0.4355%
Three Month Average                                                                    0.3579%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER
   OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                     0.0718%
Preceding Collection Period                                                            0.0963%
Current Collection Period                                                              0.1124%
Three Month Average                                                                    0.0935%